Organization - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 1,091,414,277	$ 158,739,623	¥ 1,052,203,719	¥ 434,279,994
Net income	306,924,335	44,640,292	349,057,432	133,481,062
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Revenues	1,091,431,610	158,742,144	1,052,203,719	434,279,994
Net income	¥ 298,973,421	$ 43,483,881	¥ 349,057,432	¥ 133,481,062